SEGMENT INFORMATION - Major Customers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Non-current assets	$ 92,036	$ 109,746
Intangible assets	71,644	87,879
Restricted cash	16,169	16,164
Right-of-use assets	3,651	$ 5,192
Israel
Disclosure of major customers [line items]
Non-current assets	7,000
Intangible assets	5,600
Right-of-use assets	1,100
U.S.
Disclosure of major customers [line items]
Non-current assets	84,900
Intangible assets	66,000
Restricted cash	16,000
Right-of-use assets	$ 2,500
Minimum
Disclosure of major customers [line items]
Payment terms for customers	30 days
Maximum
Disclosure of major customers [line items]
Payment terms for customers	60 days
Customer A
Disclosure of major customers [line items]
Percentage of revenue	32.00%	35.00%
Customer B
Disclosure of major customers [line items]
Percentage of revenue	31.00%	28.00%
Customer C
Disclosure of major customers [line items]
Percentage of revenue	32.00%	35.00%	10.00%
Customer D
Disclosure of major customers [line items]
Percentage of revenue			45.00%
Customer E
Disclosure of major customers [line items]
Percentage of revenue			18.00%